Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
Schedule of Other Receivables
	December 31, 2023	December 31, 2022
	U.S. dollars in thousands
Government agencies	$29	$24
Prepaid expenses	70	124
Other	137	107
	$236	$255